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December 10, 2014	Lauren D. Macioce T +1 212 596 9883 F +1 646 728 2727 lauren.macioce@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:             Stone Ridge Trust II
File Nos. 333-200780; 811-22870

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust II (the “Trust”) hereby certifies that the form of statement of additional information for Stone Ridge Reinsurance Risk Premium Interval Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Registration Statement on Form N-2, which was filed by electronic transmission on December 5, 2014 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 596-9883.

Sincerely,

/s/ Lauren D. Macioce
                                    Lauren D. Macioce